CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
6.	CONVERTIBLE NOTES PAYABLE

During the year ended December 31, 2010, the Company issued convertible notes payable with a total principal balance of $691,000 and made a partial repayment of $4,500.  The convertible notes include interest at 10% per annum, which is payable quarterly beginning on April 1, 2010 until maturity on January 4, 2012.  The convertible notes are convertible into our common stock at the rate of $1.75 per share, effective March 23, 2011 (392,286 shares).  The conversion price was below the market price of our common stock on the date the convertible notes were issued.  Accordingly, $56,660 of the proceeds were allocated to the intrinsic value of the conversion feature by crediting additional paid in capital and charging interest expense, since the notes were immediately convertible.  The effective interest rate including the beneficial conversion feature was 24.8% in 2010.  All of the convertible notes were converted to our common stock effective March 30, 2011.